Leases Supplemental Cash Flow Information Related Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating Cash Flows for Operating Lease Liabilities	$ 127,183	$ 107,249	$ 96,007
Non-Cash Right-of-Use Assets Obtained in Exchange for New Operating Lease Liabilities	$ 117,155	$ 278,010	$ 352,298